Principles of Consolidation	12 Months Ended
Dec. 31, 2017
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Principles of Consolidation
3.	PRINCIPLES OF CONSOLIDATION

The year end of the financial statements of subsidiaries and jointly-controlled entities is the same as Cemig’s year end. Accounting practices are applied uniformly in line with those used by Cemig.

The following subsidiaries and are included in the consolidated financial statements:

Subsidiary	2017	2016	2015
	Direct interest, %	Direct interest, %	Direct interest, %
Cemig Geração e Transmissão	100.00	100.00	100.00
Cemig Distribuição	100.00	100.00	100.00
Gasmig	99.57	99.57	99.57
CemigTelecom	100.00	100.00	100.00
Rosal Energia	100.00	100.00	100.00
Sá Carvalho	100.00	100.00	100.00
Horizontes Energia	100.00	100.00	100.00
Usina Térmica Ipatinga	100.00	100.00	100.00
Cemig PCH	100.00	100.00	100.00
Cemig Trading	100.00	100.00	100.00
Efficientia	100.00	100.00	100.00
Cemig Comercializadora de Energia Incentivada	100.00	100.00	100.00
UTE Barreiro	100.00	100.00	100.00
Empresa de Serviços e Comercialização de Energia Elétrica	100.00	100.00	100.00

a)	Subsidiaries, jointly-controlled entities and associates

The financial statements of subsidiaries are included in the consolidated financial statements as from the date on which the control is obtained, until the date on which the control ceases to exist. The assets, liabilities and profit (loss) of the subsidiaries are consolidated using full consolidation. The accounting policies of the subsidiaries jointly-controlled entities and associates are aligned with the policies adopted by the Company.

Jointly-controlled entities are accounted for under the equity method of accounting.

b)	Consortia

The Company recognizes the proportional interest in assets, liabilities, and profits (losses) of consortium operations, since these investments are considered to be ‘joint operations’ in accordance with the requirements of IFRS 11.

c)	Transactions eliminated in consolidation

Intra-group balances and transactions, and any unrealized gains and losses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with investee companies accounted for under the equity method are eliminated against the investment in proportion to the Company’s equity interests in the investee. Unrealized losses are eliminated in the same way as unrealized gains are eliminated, but only up to the point at which there is no evidence of impairment.

In 2015 and 2016, the financial statements of Transchile, for the purposes of calculations by the equity method, are converted from US dollars (the functional currency of Transchile) to Reais based on the exchange rate at last quoted day of the year, since Cemig’s functional currency is the Real. Foreign currency differences are recognized in Other comprehensive income and presented in equity up to the date of the sale of the interest in Transchile. After conclusion of the sale, the amount recognized in Other comprehensive income, in Equity, was transferred in full to the Income statement. In 2016, the whole of Cemig’s interest in Transchile was sold to Ferrovial Transco Chile SpA., a company controlled by Ferrovial S.A.

In 2015 and 2016, the financial statements of Transchile, were translated from US dollars (the functional currency of Transchile) to Reais based on the spot exchange rate at the end of the year. Foreign currency translation effects are recognized in Other comprehensive income and through the date of the sale of the Company’s interest in Transchile. Upon the sale of Transchile to Ferrovial Transco Chile SpA., a company controlled by Ferrovial S.A., in 2016, the amount recognized in Other comprehensive income, was transferred in full to the Income statement.